Long-Term Debt - Schedule of Maturities of Long-Term Debt (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Long-term debt, maturity, remainder of fiscal year	$ 32,718
Long-term debt, maturity, year one	10,441,377	$ 4,261,221
Long-term debt, maturity, year two	9,197	86,784
Long-term debt, maturity, year three		9,196
Total Payments		4,357,201
Less: Unamortized debt issuance costs	$ (6,127,060)	(61,857)
Less: Current maturities of long-term debt		(4,199,362)
Long-term debt		$ 95,982